Taxation (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation Abstract
Applicable tax rate (in percent)	19.00%	19.25%	20.25%
Deferred tax provision			£ 316